Submission	Apr. 16, 2025
Submission [Line Items]
Central Index Key	0000047217
Registrant Name	HP Inc.
Registration File Number	333-277493
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES